RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 0	$ 0
Current portion of long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	0	(748,000,000)
Fair value hedging adjustments	0	3,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	(260,000,000)	(273,000,000)
Fair value hedging adjustments	(1,000,000)	0
Long-term debt, including current portion
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	(260,000,000)	(1,021,000,000)
Fair value hedging adjustments	$ (1,000,000)	$ 3,000,000